STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended				12 Months Ended
	Apr. 13, 2026	Mar. 06, 2025	Jan. 13, 2025	Jun. 09, 2022	Aug. 10, 2020	Nov. 14, 2017	Mar. 18, 2024	Apr. 17, 2023	Mar. 28, 2022	Mar. 28, 2022	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Apr. 14, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost													$ 38
Inducement Letter Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants to purchase			1,461,896
Exercise price			$ 4.00											$ 3.215
Gross proceeds			$ 4,300
Fair value of warrants			3,971
Direct transaction costs			$ 352
At-The-Market Sales Agreement [Member] | Roth Capital Partners, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate offering price		$ 15,800
Commission on gross proceeds		3.00%
Number of shares sold aggregate											628,432
Legal and audit fees		$ 209
Additional paid-in capital											$ 8
Incentive Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price, description											In connection with incentive stock options, the exercise price of each option may not be less than 100% of the fair market value of the common stock on the date of the grant (or 110% of the fair market value in the case of a grantee holding more than 10% of the outstanding stock of the Company). The aggregate fair market value (determined at the time of the grant) of stock with respect to which incentive stock options are exercisable for the first time by any individual during any calendar year (under all plans of the Company and its affiliates) shall not exceed $100 thousand, and the options in excess of $100 thousand shall be deemed to be non-qualified stock options, including prices, duration, transferability and limitations on exercise. The maximum number of shares of common stock that may be issued under the 2020 Plan pursuant to incentive stock options may not exceed, in the aggregate, 1,000,000.
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option expense											$ 0	$ 0
Unrecognized compensation cost											0	0
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested restricted stock awards											$ 56	$ 96
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term											9 months 18 days
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incentive stock options granted											70,000	140,000
Unvested restricted stock awards											$ 83	$ 120
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term											6 months
Nonvested Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested restricted stock awards											$ 158	$ 577
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term											6 months
Issued Under The 2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incentive stock options granted											1,000,000
Board of Directors Chairman [Member] | Equity Incentive Plan 2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues					1,069,110	260,000
Board of Directors Chairman [Member] | Equity Incentive Plan 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues	16,182,541			3,069,110	1,069,110		4,069,100	3,069,110	2,069,100	2,069,100